Balance Sheets - USD ($)	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash	$ 0	$ 0	$ 489
Total Assets	0	0	489
Current liabilities
Accounts payable and accrued liabilities			4,601
Accounts payable	14,903	17,660
Accrued liabilities	1,985,026	0
Loans payable	0	157,455
Loans payable - related parties	18,600	47,134	28,534
Total current liabilities	2,018,258	222,249	33,135
Total liabilities	2,018,258	222,249	33,135
Shareholders' Deficit
Common stock: 600,000,000 shares authorized; $0.001 par value 51,314,000 and 50,340,000 shares issued and outstanding	51,314	50,340	50,340
Additional paid in capital	438,426	17,242	11,065
Accumulated deficit	(2,508,268)	(289,831)	(94,051)
Total Shareholders' Deficit	(2,508,528)	(222,249)	(32,646)
Total Liabilities and Shareholders' Deficit	$ 0	$ 0	$ 489